ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31
	2012	2011
	$	$

Accrued marketing expenses	-	541
Subcontractors of long term contract	-	252
Litigation provision	-	147
Related parties	387	414
Legal service providers	69	365
Withholding tax provision in respect of convertible bonds held by controlling shareholder	-	177
Other accrued expenses	321	268

	777	2,164